Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.00%
Agricultural & Farm Machinery–2.16%
AGCO Corp.	39,426	$5,663,545
Apparel, Accessories & Luxury Goods–3.67%
Ralph Lauren Corp.	36,416	4,484,994
Tapestry, Inc.	124,742	5,140,618
		9,625,612
Auto Parts & Equipment–2.02%
Lear Corp.	29,263	5,303,919
Broadcasting–1.24%
Nexstar Media Group, Inc., Class A	23,162	3,252,640
Building Products–2.49%
Johnson Controls International PLC	109,627	6,541,443
Communications Equipment–2.63%
Ciena Corp.(b)	125,939	6,891,382
Construction Machinery & Heavy Trucks–2.54%
Oshkosh Corp.	56,266	6,676,524
Consumer Finance–2.87%
Ally Financial, Inc.	166,680	7,535,603
Copper–1.30%
Freeport-McMoRan, Inc.(b)	103,661	3,413,557
Data Processing & Outsourced Services–1.98%
Sabre Corp.	351,464	5,205,182
Distributors–2.34%
LKQ Corp.(b)	145,359	6,153,046
Diversified Chemicals–2.35%
Eastman Chemical Co.	56,068	6,174,208
Electric Utilities–5.51%
Entergy Corp.	49,052	4,879,202
Evergy, Inc.	80,645	4,800,797
Exelon Corp.	109,428	4,786,381
		14,466,380
Electrical Components & Equipment–2.61%
Vertiv Holdings Co.	343,153	6,863,060
Electronic Equipment & Instruments–2.00%
Vontier Corp.(b)	173,640	5,256,083
Food Distributors–2.05%
Performance Food Group Co.(b)	93,646	5,394,946
Food Retail–2.56%
Casey’s General Stores, Inc.	18,591	4,019,188
Kroger Co. (The)	75,134	2,704,073
		6,723,261
General Merchandise Stores–2.12%
Dollar Tree, Inc.(b)	48,621	5,565,160
Shares		Value
Health Care Distributors–1.51%
Henry Schein, Inc.(b)	57,182	$3,959,282
Health Care Facilities–2.08%
Encompass Health Corp.	66,606	5,455,031
Health Care Technology–2.71%
Cerner Corp.	44,610	3,206,567
Inovalon Holdings, Inc., Class A(b)	135,458	3,898,481
		7,105,048
Hotels, Resorts & Cruise Lines–2.43%
Wyndham Hotels & Resorts, Inc.	91,341	6,373,775
Industrial Machinery–1.64%
Kennametal, Inc.	107,453	4,294,896
Industrial REITs–2.06%
First Industrial Realty Trust, Inc.	117,897	5,398,504
Insurance Brokers–2.49%
Arthur J. Gallagher & Co.	52,442	6,543,188
Interactive Home Entertainment–1.59%
Take-Two Interactive Software, Inc.(b)	23,574	4,165,526
Investment Banking & Brokerage–1.71%
Stifel Financial Corp.	70,054	4,487,659
Life & Health Insurance–2.93%
Athene Holding Ltd., Class A(b)	152,390	7,680,456
Managed Health Care–1.95%
Centene Corp.(b)	80,261	5,129,481
Marine–2.20%
Kirby Corp.(b)	95,992	5,786,398
Oil & Gas Exploration & Production–4.99%
Devon Energy Corp.	294,673	6,438,605
Pioneer Natural Resources Co.	41,871	6,649,952
		13,088,557
Other Diversified Financial Services–2.92%
Voya Financial, Inc.	120,350	7,659,074
Regional Banks–8.58%
KeyCorp	281,751	5,629,385
TCF Financial Corp.	129,793	6,030,183
Wintrust Financial Corp.	72,643	5,506,339
Zions Bancorporation N.A.	97,544	5,361,018
		22,526,925
Research & Consulting Services–2.57%
Science Applications International Corp.	80,572	6,735,014
Residential REITs–3.67%
American Homes 4 Rent, Class A	137,625	4,588,417
UDR, Inc.	114,745	5,032,716
		9,621,133

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Shares		Value
Specialty Chemicals–2.17%
W.R. Grace & Co.	95,276	$5,703,221
Trucking–2.36%
Knight-Swift Transportation Holdings, Inc.	128,803	6,194,136
Total Common Stocks & Other Equity Interests (Cost $174,764,551)		254,612,855
Money Market Funds–2.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	1,792,767	1,792,767
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	1,511,020	$1,511,624
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	2,048,877	2,048,877
Total Money Market Funds (Cost $5,352,355)		5,353,268
TOTAL INVESTMENTS IN SECURITIES–99.04% (Cost $180,116,906)		259,966,123
OTHER ASSETS LESS LIABILITIES—0.96%		2,525,557
NET ASSETS–100.00%		$262,491,680
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,623,654	$4,985,116	$(4,816,003)	$-	$-	$1,792,767	$136
Invesco Liquid Assets Portfolio, Institutional Class	1,390,691	3,560,797	(3,440,003)	116	23	1,511,624	118
Invesco Treasury Portfolio, Institutional Class	1,855,604	5,697,275	(5,504,002)	-	-	2,048,877	52
Total	$4,869,949	$14,243,188	$(13,760,008)	$116	$23	$5,353,268	$306

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco V.I. Value Opportunities Fund (the “Target Fund”) in exchange for shares of the Fund.
The reorganization was consummated on April 30, 2021. Upon closing of the reorganization, shareholders of the Target Fund received shares of the Fund in exchange for their shares of the Target Fund, and the Target Fund liquidated and ceased operations.
Invesco V.I. American Value Fund